Business Combinations - Additional Information (Detail) - Business Combinations [Member] ¥ in Millions	Apr. 01, 2020 JPY (¥)
Business acquisition date of acquisition agreement	Apr. 01, 2020
Business acquisition percentage of voting interests acquired	100.00%
Business acquisition name of acquired entity	Greentech Capital, LLC
Payments to acquire businesses	¥ 12,389